Taxes (Details 1)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Net operating loss carry forwards
Allowance for doubtful accounts	61,513	440,346	55,732
Less: valuation allowance
Deferred tax assets, net	61,513	440,346	55,732
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations
Total deferred tax liabilities, net